Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00004	$ 0.00004
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	17,500,000	13,500,000
Ordinary shares, shares outstanding	17,500,000	13,500,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00004	$ 0.00004
Ordinary shares, shares authorized	250,000,000	250,000,000
Ordinary shares, shares issued	9,000,000	9,000,000
Ordinary shares, shares outstanding	9,000,000	9,000,000